Document And Entity Information	Jan. 08, 2026
Document Information Line Items
Entity Central Index Key	0002089536
Document Type	S-1
Entity Registrant Name	Cantor Equity Partners VI, Inc.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false